First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Small Company Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.9%
Issuer	Shares	Value ($)
Communication Services 3.4%
Entertainment 3.4%
Endeavor Group Holdings, Inc., Class A(a)	118,150	2,827,329
World Wrestling Entertainment, Inc., Class A	73,770	6,732,250
Total		9,559,579
Total Communication Services		9,559,579
Consumer Discretionary 13.2%
Hotels, Restaurants & Leisure 7.8%
Bowlero Corp.(a)	524,302	8,886,919
Churchill Downs, Inc.	12,473	3,206,185
Kura Sushi USA, Inc., Class A(a)	42,306	2,785,427
Texas Roadhouse, Inc.	27,555	2,977,593
Xponential Fitness, Inc., Class A(a)	139,831	4,249,464
Total		22,105,588
Household Durables 1.1%
TopBuild Corp.(a)	14,377	2,992,429
Specialty Retail 2.9%
Boot Barn Holdings, Inc.(a)	44,990	3,448,033
Five Below, Inc.(a)	15,140	3,118,386
Floor & Decor Holdings, Inc., Class A(a)	15,373	1,509,936
Total		8,076,355
Textiles, Apparel & Luxury Goods 1.4%
Crocs, Inc.(a)	32,086	4,056,954
Total Consumer Discretionary		37,231,326
Consumer Staples 2.3%
Beverages 2.3%
Celsius Holdings, Inc.(a)	71,104	6,608,406
Total Consumer Staples		6,608,406
Energy 3.3%
Energy Equipment & Services 0.7%
ChampionX Corp.	71,152	1,930,354
Oil, Gas & Consumable Fuels 2.6%
Northern Oil and Gas, Inc.	239,830	7,278,840
Total Energy		9,209,194
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 3.3%
Banks 0.2%
Live Oak Bancshares, Inc.	24,860	605,838
Financial Services 1.3%
Flywire Corp.(a)	127,101	3,731,685
Insurance 1.8%
Kinsale Capital Group, Inc.	16,632	4,992,095
Total Financials		9,329,618
Health Care 24.2%
Biotechnology 3.3%
IVERIC bio, Inc.(a)	66,763	1,624,344
Natera, Inc.(a)	126,002	6,995,631
Revolution Medicines, Inc.(a)	30,819	667,539
Total		9,287,514
Health Care Equipment & Supplies 6.9%
Axonics, Inc.(a)	39,225	2,140,116
Heska Corp.(a)	69,487	6,783,321
ICU Medical, Inc.(a)	29,655	4,891,889
Inspire Medical Systems, Inc.(a)	23,190	5,428,083
Total		19,243,409
Health Care Providers & Services 6.2%
Addus HomeCare Corp.(a)	51,712	5,520,773
Amedisys, Inc.(a)	23,778	1,748,872
Chemed Corp.	18,968	10,200,042
Total		17,469,687
Life Sciences Tools & Services 7.8%
BioLife Solutions, Inc.(a)	110,811	2,410,139
Bio-Techne Corp.	84,455	6,265,717
Caris Life Sciences, Inc.(a),(b),(c),(d)	308,642	975,309
DNA Script(a),(b),(c),(d)	1,585	486,355
MaxCyte, Inc.(a)	164,477	814,161
Olink Holding AB ADR(a)	113,783	2,563,531
Pacific Biosciences of California, Inc.(a)	200,349	2,320,041
Repligen Corp.(a)	36,869	6,207,265
Total		22,042,518
Total Health Care		68,043,128
2	Columbia Variable Portfolio – Small Company Growth Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 24.4%
Aerospace & Defense 5.5%
Aerovironment, Inc.(a)	53,655	4,918,018
Axon Enterprise, Inc.(a)	15,938	3,583,659
Curtiss-Wright Corp.	38,889	6,854,575
Total		15,356,252
Air Freight & Logistics 0.5%
Forward Air Corp.	12,610	1,358,854
Building Products 2.2%
Advanced Drainage Systems, Inc.	21,910	1,845,041
Simpson Manufacturing Co., Inc.	38,863	4,260,939
Total		6,105,980
Commercial Services & Supplies 1.5%
Casella Waste Systems, Inc., Class A(a)	50,794	4,198,632
Electrical Equipment 1.2%
Atkore, Inc.(a)	24,150	3,392,592
Ground Transportation 1.0%
Saia, Inc.(a)	10,214	2,779,025
Machinery 4.2%
Helios Technologies, Inc.	20,682	1,352,603
Hillman Solutions Corp.(a)	540,000	4,546,800
RBC Bearings, Inc.(a)	25,624	5,963,473
Total		11,862,876
Professional Services 2.2%
Exponent, Inc.	20,965	2,090,001
FTI Consulting, Inc.(a)	21,399	4,223,093
Total		6,313,094
Trading Companies & Distributors 6.1%
FTAI Aviation Ltd.	289,471	8,093,609
SiteOne Landscape Supply, Inc.(a)	57,680	7,894,662
Xometry, Inc., Class A(a)	83,225	1,245,878
Total		17,234,149
Total Industrials		68,601,454
Information Technology 17.4%
Communications Equipment 0.6%
Calix, Inc.(a)	30,494	1,634,173
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.8%
908 Devices, Inc.(a)	270,251	2,324,159
Semiconductors & Semiconductor Equipment 6.4%
Aehr Test Systems(a)	169,744	5,265,459
Axcelis Technologies, Inc.(a)	50,827	6,772,698
Lattice Semiconductor Corp.(a)	22,142	2,114,561
Onto Innovation, Inc.(a)	41,821	3,675,229
Total		17,827,947
Software 9.6%
DocuSign, Inc.(a)	67,219	3,918,868
Five9, Inc.(a)	61,826	4,469,402
LiveVox Holdings, Inc.(a)	415,579	1,284,139
Paylocity Holding Corp.(a)	31,657	6,292,778
Smartsheet, Inc., Class A(a)	116,969	5,591,118
Workiva, Inc., Class A(a)	53,504	5,479,345
Total		27,035,650
Total Information Technology		48,821,929
Materials 3.4%
Chemicals 0.7%
Valvoline, Inc.	59,203	2,068,553
Construction Materials 1.8%
Summit Materials, Inc., Class A(a)	176,297	5,022,702
Metals & Mining 0.9%
Hecla Mining Co.	397,189	2,514,206
Total Materials		9,605,461
Total Common Stocks (Cost $255,732,705)		267,010,095

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(e),(f)	7,241,756	7,240,308
Total Money Market Funds (Cost $7,240,044)		7,240,308
Total Investments in Securities (Cost: $262,972,749)		274,250,403
Other Assets & Liabilities, Net		7,151,404
Net Assets		281,401,807

Columbia Variable Portfolio – Small Company Growth Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the total value of these securities amounted to $1,461,664, which represents 0.52% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2023, the total market value of these securities amounted to $1,461,664, which represents 0.52% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/2021	308,642	2,502,312	975,309
DNA Script	10/01/2021	1,585	1,382,080	486,355
			3,884,392	1,461,664

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	10,573,791	42,501,164	(45,834,911)	264	7,240,308	2,141	135,320	7,241,756
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Small Company Growth Fund | First Quarter Report 2023

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1QT7025_12_B01_(05/23)